BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Current	$1,453	$1,381
Non-current	16,407	17,163
Total	$17,860	$18,544

	Maturity	Annual Rate	Currency	As of
				June 30, 2020	December 31, 2019
Corporate revolving credit facility	June 28, 2024	LIBOR plus 1.2%	US$	$1,210	$820
Corporate revolving credit facility	April 14, 2022	LIBOR plus 2.1%	US$	—	—
Medium-term notes(1):
Non-current:
Public - Canadian	March 11, 2022	3.5%	C$	331	346
Public - Canadian	February 22, 2024	3.3%	C$	221	231
Public - Canadian	February 22, 2024	3.3%	C$	294	308
Public - Canadian	September 11, 2028	4.2%	C$	516	384
Public - Canadian	October 9, 2029	3.4%	C$	516	386
				3,088	2,475
Deferred financing costs and other				(14)	—
Total				$3,074	$2,475
1.
See Note 12 Subsidiary Public Issuers for further details.